Earnings per share - Weighted average shares (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Weighted average number of shares for calculating earnings per share
Basic earnings per share	2,573	2,565
Diluted earnings per share	2,574	2,567